Stockholders' Equity and Stock-based Compensation (Details) - Schedule of stock-based compensation expense related to options - Restricted Stock Awards [Member] - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of stock-based compensation expense related to options [Line Items]
Research and development expenses	$ 5,373	$ 4,099
Selling, general and administrative expenses	2,491	2,273
Stock-based compensation expense	$ 7,864	$ 6,372